SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 2,789	$ 3,406	$ 3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)
Balance at the end of the year	$ 2,379	$ 2,789	$ 3,406